ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of details of the Group's subsidiaries, VIEs and VIEs' subsidiaries

As of December 31, 2021, details of the Group’s major principal operating subsidiaries, VIEs and VIEs’ subsidiaries were as follows:

	Date of incorporation or acquisition	Place of establishment/ incorporation	Percentage of legal ownership
Subsidiaries:
Tiger Brokers (NZ) Limited (“TBNZ”)	August 02, 2016	New Zealand	100%
Up Fintech International Limited (“Up International”)	February 08, 2018	Hong Kong	100%
Tiger Fintech (Singapore) PTE Ltd. (“Tiger SG”)	March 13, 2018	Singapore	100%
Tiger Brokers (Singapore) PTE Ltd. (“Tiger Brokers SG”)	March 27, 2018	Singapore	100%
US Tiger Securities, Inc. (“US Tiger Securities”)	March 30, 2018	United States of America(“USA”)	100%
Beijing Bohu Xiangshang Technology Co., LTD (“Beijing BHXS”,“Beijing WFOE I”)	May 17, 2018	PRC	100%
Tiger Fintech Holdings, Inc (“Tiger Fintech Holdings”)	July 09, 2018	USA	100%
Beijing Xiangshang Yixin Technology Co., Ltd (“Beijing Yixin”,“Beijing WFOE II”)	July 26, 2018	PRC	100%
Trading Front Inc (“Trading Front”)	August 01, 2018	USA	100%
Wealthn LLC (“Wealthn”)	August 01, 2018	USA	100%
Kastle Limited (“Kastle”)	October 15, 2018	Hong Kong	100%
Tung Chi Consulting Limited (“Tung Chi”)	January 29, 2019	Hong Kong	100%
TradeUP Securities Inc (US) (“TradeUP Securities”)[1]	July 12, 2019	USA	100%
Tradeup Inc. (“Tradeup”)	October 10, 2019	USA	100%
Hangzhou U-Tiger Technology Co. LTD (“Hangzhou U-Tiger”)	April 09,2020	PRC	100%
Tiger Fintech (NZ) Limited (“TFNZ”)	May 17, 2021	New Zealand	100%
Tiger Services (AU) Pty Ltd (“Tiger Services AU”)	August 27, 2021	Australia	100%
Tiger Brokers (HK) Global Limited (“Tiger Brokers HK”)[2]	October 26, 2021	Hong Kong	100%
VIEs:
Beijing Xiangshang Rongke Technology Co. LTD (“Beijing Rongke”, “Ningxia VIE”)[3]	June 11, 2014	PRC	Consolidated VIE
Beijing Xiangshang Yiyi Laohu Technology Group Co., LTD (“Beijing Yiyi”, “Beijing VIE”)	October 29, 2018	PRC	Consolidated VIE
VIEs’ subsidiaries:
Tiger Technology Corporation Limited (“Tiger Technology”)	October 14, 2014	Hong Kong	VIE’s subsidiary
Beijing U-Tiger Network Technology Co., LTD (“Beijing U-Tiger Network”)	April 20, 2016	PRC	VIE’s subsidiary
Beijing U-Tiger Business Service Co., Ltd (“Beijing U-Tiger Business”)	April 21, 2016	PRC	VIE’s subsidiary
Beijing Chenhao Technology Co., LTD. (“Beijing Chenhao”)	August 11, 2016	PRC	VIE’s subsidiary
Beijing Zhijianfengyi Information Technology Co., Ltd (“Beijing ZJFY”)	January 25, 2018	PRC	VIE’s subsidiary
Shenzhen Xiang Shang Hu Xun Technology Co., LTD (“HuXun”)	June 20, 2018	PRC	VIE’s subsidiary
Beijing Huyi Technology Co., Ltd (“Huyi”)	September 05, 2018	PRC	VIE’s subsidiary
Guangzhou U-Tiger Technology Co., LTD (“Guangzhou U Tiger”)	December 24, 2018	PRC	VIE’s subsidiary

[1] In August 2021, the name of “Marsco Investment Corporation” was changed to “Tradeup Securities Inc(US)”.

[2] In December 2021, the name of “Ocean Joy Securities Limited” was changed to “Tiger Brokers (HK) Global Limited”.

[3] In May 2021, the name of “Ningxia Xiangshang Rongke Technology Co., LTD” was changed to “Beijing Xiangshang Rongke Technology Co. LTD”.

Schedule of assets, liabilities, results of operations and cash flows of the VIEs

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and VIEs’ subsidiaries taken as a whole, which were included in the Group’s consolidated financial statements with intercompany balances and transactions eliminated between the VIEs and VIEs’ subsidiaries:

	As of December 31,
	2020	2021
	US$	US$
Current assets	48,118,025	51,873,657
Non-current assets	16,253,660	16,083,322
Total assets	64,371,685	67,956,979
Current liabilities	25,955,828	25,422,094
Non-current liabilities	1,158,044	6,858
Total liabilities	27,113,872	25,428,952

	For the years ended December, 31
	2019	2020	2021
	US$	US$	US$
Total revenues	44,134,256	16,191,693	65,295,325
Net income (loss)	16,505,238	(7,524,524)	(700,720)

	For the years ended December, 31
	2019	2020	2021
	US$	US$	US$
Net cash provided by (used in) operating activities	6,567,594	(597,323)	18,431,299
Net cash (used in) provided by investing activities	(10,240,498)	646,647	(4,048,620)
Net cash provided by (used in) financing activities	43,730	311,688	(5,091,778)